STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 11, 2024	Jul. 08, 2024	Mar. 06, 2023	Aug. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Options granted								185,000
Option vested									169,983
Stock compensation costs						$ 1,091,000	$ 773,000	$ 3,853,000	$ 3,209,000
Equity Option [Member]
Stock compensation costs						249,000	246,000	953,000	$ 622,000
Unamortized compensation costs						$ 1,035,000		$ 1,284,000
Risk free interest rate						4.36%
Term						5 years		6 years	5 years
Expected stock volatility						152.00%
Expected dividend rate
Warrant Shares [Member]
Warrant to purchase			50,000
Exercise price			$ 12.00
Risk free interest rate			3.98%
Term			5 years
Expected stock volatility			169.00%
Expected dividend rate			0.00%
Fair value of warrants granted			$ 113,000
Unpaid and accrued compensation forgiven			$ 113,000
Warrant [Member]
Stock compensation costs						$ 811,000	$ 527,000	$ 2,450,000	$ 2,134,000
Unamortized compensation costs						$ 2,231,000		$ 3,005,000
Warrant to purchase	350,000	83,333		100,000
Exercise price	$ 2.35	$ 2.00
Risk free interest rate	4.20%			3.96%
Term	10 years			3 years
Expected stock volatility	159.00%			147.00%
Expected dividend rate	0.00%			0.00%
Fair value of warrants granted	$ 1,645,000			$ 185,000
Warrants exercisable period	10 years
Number of warrants granted				185,000
Dr. Leider [Member]
Option vested								95,000
Dr. Howard Golub [Member]
Option vested								250,000
Employee [Member]
Option vested								20,000
4 Investors [Member]
Aggregate purchase price					$ 725,000
Principal amount					$ 250,000
Interest rate					8.00%
Common stock purchase warrants					7,813
Common stock par value					$ 0.001
4 Investors [Member] | Warrant [Member]
Common stock par value					0.001
Exercise price					$ 20.00
Officers [Member]
Options granted									665,000
Option grant date fair value									$ 1,580,000
Vesting period									one-year and three-year
Director [Member]
Options granted						11,341		622,538
Option grant date fair value						$ 30,000		$ 1,438,000
Vesting period						options vest annually over 3 years, expire five years from the date of grant		6 months to 3 years, expire five to ten years
Options forfeited						5,625			305,000